UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6465
The Travelers Series Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Paul G. Cellupica,
Chief Council
c/o MetLife, Inc.
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.
     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
June 30, 2005

The Travelers Series Trust:
Managed Allocation Series:

Conservative Portfolio
Moderate-Conservative Portfolio
Moderate Portfolio
Moderate-Aggressive Portfolio
Aggressive Portfolio

The Travelers Insurance Company

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

Semi-Annual Report for The Travelers Series Trust

 WHAT’S INSIDE

Letter from the Chairman	1

Fund Expenses	3

Schedules of Investments	5

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	17

Notes to Financial Statements	22

Factors Considered by the Independent Trustees in Approving the Investment Advisory and Subadvisory Agreements	26

 LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the first six months of 2005. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the past six months in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times since January. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

Since the start of 2005, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap[v], Russell 1000vi, and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer*

Special Shareholder Notice

On January 31, 2005, Citigroup Inc. (“Citigroup”) announced that it had agreed to sell The Travelers Insurance Company and certain other domestic and international insurance businesses to MetLife Inc. (“MetLife”) pursuant to an acquisition agreement (“MetLife Transaction”). The sale included Travelers Asset Management International Company LLC (“TAMIC”), which serves as the investment advisor for the funds. The MetLife Transaction closed on July 1, 2005.

Information About Your Funds

As you may be aware, several issues in the mutual fund and variable annuity product industry have recently come under the scrutiny of federal and state regulators. The Travelers Insurance Company and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, revenue sharing, producer compensation and other mutual fund and variable annuity product issues in connection with various inquiries and or investigations. The Travelers Insurance Company and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and its sub-administrator with regards to recent regulatory developments is contained in the “Additional Information” note in the Notes to Financial Statements included in its report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer*

July 26, 2005

*	Mr. Gerken resigned as Chairman, President and Chief Executive Officer of the Funds when the MetLife Transaction closed on July 1, 2005.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2005 and are subject to change. Please refer to pages 5 through 9 for a list and percentage breakdown of the Fund’s holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on May 2, 2005 and held for the period ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

 Based on Actual Total Return(1)

					Expenses
	Actual	Beginning	Ending	Annualized	Paid
	Total	Account	Account	Expense	During the
	Return(2)	Value	Value	Ratio	Period(3)

Conservative Portfolio	2.20%	$1,000.00	$1,022.00	0.35%	$0.58

Moderate-Conservative Portfolio	2.60	1,000.00	1,026.00	0.35	0.58

Moderate Portfolio	3.00	1,000.00	1,030.00	0.35	0.58

Moderate-Aggressive Portfolio	3.10	1,000.00	1,031.00	0.35	0.58

Aggressive Portfolio	3.60	1,000.00	1,036.00	0.35	0.59

(1)	For the period May 2, 2005 (inception date) to June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of fee waiver and/or expense reimbursement) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by 365.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical				Expenses
	Annualized	Beginning	Ending	Annualized	Paid
	Total	Account	Account	Expense	During the
	Return	Value	Value	Ratio	Period(2)

Conservative Portfolio	5.00%	$1,000.00	$1,007.64	0.35%	$0.58

Moderate-Conservative Portfolio	5.00	1,000.00	1,007.64	0.35	0.58

Moderate Portfolio	5.00	1,000.00	1,007.64	0.35	0.58

Moderate-Aggressive Portfolio	5.00	1,000.00	1,007.64	0.35	0.58

Aggressive Portfolio	5.00	1,000.00	1,007.64	0.35	0.58

(1)	For the period May 2, 2005, (inception date) to June 30, 2005.
(2)	Expenses (net of fee waiver and/or expense reimbursement) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by 365.

Schedules of Investments (unaudited)	June 30, 2005
Conservative Portfolio

SHARES	DESCRIPTION	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 100.0%

	Travelers Series Fund Inc.:

2	AIM Capital Appreciation Portfolio	$19

25,306	Pioneer Strategic Income Portfolio	242,681

333	Strategic Equity Portfolio	5,549

942	Van Kampen Enterprise Portfolio	11,196
	Travelers Series Trust:

1,698	Capital Appreciation Fund	118,014

1,893	Convertible Securities Portfolio	22,542

50	Disciplined Mid Cap Stock Portfolio	1,031

5,044	Equity Income Portfolio	83,877

6,510	Federated High Yield Portfolio	56,114

1,750	High Yield Bond Trust	17,344

567	Large Cap Portfolio	7,881

374	Mercury Large Cap Core Portfolio	3,494

243	MFS Mid Cap Growth Portfolio	1,821

91	MFS Value Portfolio	1,136

6,497	Mondrian International Stock Portfolio	72,958

179,969	Money Market Portfolio	179,969

4,153	Pioneer Fund Portfolio	49,382

157	Pioneer Mid Cap Value Portfolio	1,670
	Style Focus Series:

208	Small Cap Growth Portfolio	2,234

780	Small Cap Value Portfolio	8,472

45,173	Travelers Quality Bond Portfolio	506,845

32,188	U.S. Government Securities Portfolio	432,601

	TOTAL INVESTMENTS — 100.0% (Cost — $1,803,797#)	1,826,830

	Liabilities in Excess of Other Assets — 0.0%	(13)

	TOTAL NET ASSETS — 100.0%	$1,826,817

#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Moderate-Conservative Portfolio

SHARES	DESCRIPTION	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 100.0%

	Travelers Series Fund Inc.:

212	AIM Capital Appreciation Portfolio	$2,215

23,176	Pioneer Strategic Income Portfolio	222,263

1,269	Strategic Equity Portfolio	21,117

2,409	Van Kampen Enterprise Portfolio	28,615
	Travelers Series Trust:

2,553	Capital Appreciation Fund	177,446

3,950	Convertible Securities Portfolio	47,044

143	Disciplined Mid Cap Stock Portfolio	2,922

7,884	Equity Income Portfolio	131,107

5,813	Federated High Yield Portfolio	50,112

1,324	High Yield Bond Trust	13,117

5,281	Large Cap Portfolio	73,407

917	Mercury Large Cap Core Portfolio	8,574

488	MFS Mid Cap Growth Portfolio	3,663

99	MFS Value Portfolio	1,230

14,872	Mondrian International Stock Portfolio	167,008

102,248	Money Market Portfolio	102,248

16,973	Pioneer Fund Portfolio	201,808

278	Pioneer Mid Cap Value Portfolio	2,951
	Style Focus Series:

692	Small Cap Growth Portfolio	7,430

1,200	Small Cap Value Portfolio	13,029

35,875	Travelers Quality Bond Portfolio	402,518

31,132	U.S. Government Securities Portfolio	418,416

	TOTAL INVESTMENTS — 100.0% (Cost — $2,067,326#)	2,098,240

	Liabilities in Excess of Other Assets — 0.0%	(110)

	TOTAL NET ASSETS — 100.0%	$2,098,130

#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Moderate Portfolio

SHARES	DESCRIPTION	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 100.0%

	Travelers Series Fund Inc.:

890	AIM Capital Appreciation Portfolio	$9,299

58,208	Pioneer Strategic Income Portfolio	558,214

3,919	Strategic Equity Portfolio	65,217

18,985	Van Kampen Enterprise Portfolio	225,545
	Travelers Series Trust:

8,366	Capital Appreciation Fund	581,381

13,661	Convertible Securities Portfolio	162,706

190	Disciplined Mid Cap Stock Portfolio	3,884

27,047	Equity Income Portfolio	449,786

10,919	Federated High Yield Portfolio	94,120

1,196	High Yield Bond Trust	11,855

20,688	Large Cap Portfolio	287,559

3,588	Mercury Large Cap Core Portfolio	33,544

1,215	MFS Mid Cap Growth Portfolio	9,127

850	MFS Value Portfolio	10,562

56,098	Mondrian International Stock Portfolio	629,982

261,637	Money Market Portfolio	261,637

66,637	Pioneer Fund Portfolio	792,312

117	Pioneer Mid Cap Value Portfolio	1,241
	Style Focus Series:

2,485	Small Cap Growth Portfolio	26,663

2,805	Small Cap Value Portfolio	30,458

29,517	Travelers Quality Bond Portfolio	331,185

51,542	U.S. Government Securities Portfolio	692,717

	TOTAL INVESTMENTS — 100.0% (Cost — $5,239,310#)	5,268,994

	Liabilities in Excess of Other Assets — 0.0%	(144)

	TOTAL NET ASSETS — 100.0%	$5,268,850

#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Moderate-Aggressive Portfolio

SHARES	DESCRIPTION	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 100.0%

	Travelers Series Fund Inc.:

58	AIM Capital Appreciation Portfolio	$604

94,382	Pioneer Strategic Income Portfolio	905,120

6,120	Strategic Equity Portfolio	101,837

53,972	Van Kampen Enterprise Portfolio	641,182
	Travelers Series Trust:

15,615	Capital Appreciation Fund	1,085,053

21,394	Convertible Securities Portfolio	254,798

555	Disciplined Mid Cap Stock Portfolio	11,348

51,050	Equity Income Portfolio	848,964

8,560	Federated High Yield Portfolio	73,784

1,335	High Yield Bond Trust	13,228

32,125	Large Cap Portfolio	446,542

2,153	Mercury Large Cap Core Portfolio	20,135

1,131	MFS Value Portfolio	14,051

1,432	MFS Mid Cap Growth Portfolio	10,755

114,897	Mondrian International Stock Portfolio	1,290,291

425,661	Money Market Portfolio	425,661

125,463	Pioneer Fund Portfolio	1,491,756

333	Pioneer Mid Cap Value Portfolio	3,536
	Style Focus Series:

3,395	Small Cap Growth Portfolio	36,424

1,932	Small Cap Value Portfolio	20,985

27,978	Travelers Quality Bond Portfolio	313,916

44,536	U.S. Government Securities Portfolio	598,567

	TOTAL INVESTMENTS — 100.0% (Cost — $8,513,401#)	8,608,537

	Liabilities in Excess of Other Assets — 0.0%	(435)

	TOTAL NET ASSETS — 100.0%	$8,608,102

#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Aggressive Portfolio

SHARES	DESCRIPTION	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 100.0%

	Travelers Series Fund Inc.:

88	AIM Capital Appreciation Portfolio	$916

2,990	Strategic Equity Portfolio	49,749

27,395	Van Kampen Enterprise Portfolio	325,454
	Travelers Series Trust:

4,306	Capital Appreciation Fund	299,213

253	Disciplined Mid Cap Stock Portfolio	5,164

16,473	Equity Income Portfolio	273,940

5,120	Large Cap Portfolio	71,169

34,869	Mondrian International Stock Portfolio	391,581

1,555	Mercury Large Cap Portfolio	14,538

831	MFS Mid Cap Growth Portfolio	6,245

176	MFS Value Portfolio	2,191

38,884	Pioneer Fund Portfolio	462,334

137	Pioneer Mid Cap Value Portfolio	1,453
	Style Focus Series:

3,895	Small Cap Growth Portfolio	41,800

2,681	Small Cap Value Portfolio	29,112

	TOTAL INVESTMENTS — 100.0% (Cost — $1,936,866#)	1,974,859

	Other Assets in Excess of Liabilities — 0.0%	252

	TOTAL NET ASSETS — 100.0%	$1,975,111

#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	June 30, 2005

		Moderate-		Moderate-
	Conservative	Conservative	Moderate	Aggressive	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:

Investments, at cost	$1,803,797	$2,067,326	$5,239,310	$8,513,401	$1,936,866

Investments, at value	$1,826,830	$2,098,240	$5,268,994	$8,608,537	$1,974,859

Cash	49,198	5,263	5,514	6,311	14,901

Receivable from manager	6,720	6,621	6,316	5,336	6,625

Dividends receivable	82	58	141	236	—

Receivable for Fund shares sold	—	—	80,177	55,230	12,284

Total Assets	1,882,830	2,110,182	5,361,142	8,675,650	2,008,669

LIABILITIES:

Payable for securities purchased	43,981	—	80,177	55,230	21,507

Trustees’ fees payable	1,633	1,633	1,633	1,633	1,633

Administration fees payable	61	81	144	347	80

Accrued expenses	10,338	10,338	10,338	10,338	10,338

Total Liabilities	56,013	12,052	92,292	67,548	33,558

Total Net Assets	$1,826,817	$2,098,130	$5,268,850	$8,608,102	$1,975,111

NET ASSETS:

Paid-in capital (Note 4)	$1,802,765	$2,065,395	$5,233,327	$8,500,999	$1,934,049

Undistributed net investment income	1,019	1,821	5,839	11,216	3,066

Accumulated net realized gain on investment transactions	—	—	—	751	3

Net unrealized appreciation of investments	23,033	30,914	29,684	95,136	37,993

Total Net Assets	$1,826,817	$2,098,130	$5,268,850	$8,608,102	$1,975,111

Shares Outstanding	178,803	204,426	511,549	834,945	190,579

Net Asset Value	$10.22	$10.26	$10.30	$10.31	$10.36

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Period Ended June 30, 2005†

		Moderate-		Moderate-
	Conservative	Conservative	Moderate	Aggressive	Aggressive
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME

Income distributions from Underlying Funds	$1,559	$2,458	$6,680	$12,999	$3,769

Interest	111	163	422	1,068	101

Total Investment Income	1,670	2,621	7,102	14,067	3,870

EXPENSES

Legal fees	3,698	3,698	3,698	3,698	3,698

Audit and tax	3,673	3,673	3,673	3,673	3,673

Shareholder reports	2,449	2,449	2,449	2,449	2,449

Custody	1,959	1,959	1,959	1,959	1,959

Trustees’ fees	1,633	1,633	1,633	1,633	1,633

Investment advisory fees (Note 2)	279	343	541	1,222	345

Administration fees (Note 2)	112	137	217	489	138

Miscellaneous expense	612	612	612	612	612

Total Expenses	14,415	14,504	14,782	15,735	14,507

Less: Fee waivers and expense reimbursements (Note 2)	(13,764)	(13,704)	(13,519)	(12,884)	(13,703)

Net Expenses	651	800	1,263	2,851	804

Net Investment Income	1,019	1,821	5,839	11,216	3,066

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):

Net Realized Gain From Sale of Underlying Funds	—	—	—	751	3

Change in Net Unrealized Appreciation/ Depreciation From Underlying Funds	23,033	30,914	29,684	95,136	37,993

Net Gain on Investments	23,033	30,914	29,684	95,887	37,996

Increase in Net Assets From Operations	$24,052	$32,735	$35,523	$107,103	$41,062

† For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)	For the Period Ended June 30, 2005†

CONSERVATIVE PORTFOLIO

OPERATIONS:

Net investment income	$1,019

Change in net unrealized appreciation/depreciation	23,033

Increase in Net Assets From Operations	24,052

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	1,809,572

Cost of shares repurchased	(6,807)

Increase in Net Assets from Fund Share Transactions	1,802,765

Increase in Net Assets	1,826,817

NET ASSETS:

Beginning of period	—

End of period*	$1,826,817

* Includes undistributed net investment income of:	$1,019

† For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited) (continued)	For the Period Ended June 30, 2005†

MODERATE-CONSERVATIVE PORTFOLIO

OPERATIONS:

Net investment income	$1,821

Change in net unrealized appreciation/depreciation	30,914

Increase in Net Assets From Operations	32,735

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	2,066,235

Cost of shares repurchased	(840)

Increase in Net Assets from Fund Share Transactions	2,065,395

Increase in Net Assets	2,098,130

NET ASSETS:

Beginning of period	—

End of period*	$2,098,130

* Includes undistributed net investment income of:	$1,821

† For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited) (continued)	For the Period Ended June 30, 2005†

MODERATE PORTFOLIO

OPERATIONS:

Net investment income	$5,839

Change in net unrealized appreciation/depreciation	29,684

Increase in Net Assets From Operations	35,523

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	5,234,355

Cost of shares repurchased	(1,028)

Increase in Net Assets from Fund Share Transactions	5,233,327

Increase in Net Assets	5,268,850

NET ASSETS:

Beginning of period	—

End of period*	$5,268,850

* Includes undistributed net investment income of:	$5,839

† For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited) (continued)	For the Period Ended June 30, 2005†

MODERATE-AGGRESSIVE PORTFOLIO

OPERATIONS:

Net investment income	$11,216

Net realized gain	751

Change in net unrealized appreciation/depreciation	95,136

Increase in Net Assets From Operations	107,103

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	8,527,266

Cost of shares repurchased	(26,267)

Increase in Net Assets from Fund Share Transactions	8,500,999

Increase in Net Assets	8,608,102

NET ASSETS:

Beginning of period	—

End of period*	$8,608,102

* Includes undistributed net investment income of:	$11,216

† For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited) (continued)	For the Period Ended June 30, 2005†

AGGRESSIVE PORTFOLIO	2005

OPERATIONS:

Net investment income	$3,066

Net realized gain	3

Change in net unrealized appreciation/depreciation	37,993

Increase in Net Assets From Operations	41,062

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	1,934,584

Cost of shares repurchased	(535)

Increase in Net Assets from Fund Share Transactions	1,934,049

Increase in Net Assets	1,975,111

NET ASSETS:

Beginning of period	—

End of period*	$1,975,111

* Includes undistributed net investment income of:	$3,066

† For the period May 2, 2005 (inception date) to June 30, 2005.
See Notes to Financial Statements.

 Financial Highlights

For a share of beneficial interest outstanding throughout the period ended June 30:

CONSERVATIVE PORTFOLIO	2005(1)

Net Asset Value, Beginning of Period	$10.00

Income From Operations:

Net investment income	0.01

Net realized and unrealized gain	0.21

Total Income From Operations	0.22

Net Asset Value, End of Period	$10.22

Total Return(2)	2.20%

Net Assets, End of Period (000s)	$1,827

Ratios to Average Net Assets(3):

Gross expenses	7.74%

Net expenses(4)(5)	0.35

Net investment income	0.55

Portfolio Turnover Rate(6)	0%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005 (unaudited).

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a contractual expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.35%, which will be in effect until at least May 1, 2006.

(5)	The Investment Manager has waived its fees and reimbursed certain expenses, which waiver and/or reimbursement will be in effect until May 1, 2006.

(6)	Amount represents less than 1.00%.

See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout the period ended June 30:

MODERATE-CONSERVATIVE PORTFOLIO	2005(1)

Net Asset Value, Beginning of Period	$10.00

Income From Operations:

Net investment income	0.01

Net realized and unrealized gain	0.25

Total Income From Operations	0.26

Net Asset Value, End of Period	$10.26

Total Return(2)	2.60%

Net Assets, End of Period (000s)	$2,098

Ratios to Average Net Assets(3):

Gross expenses	6.34%

Net expenses(4)(5)	0.35

Net investment income	0.80

Portfolio Turnover Rate(6)	0%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005 (unaudited).

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a contractual expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.35%, which will be in effect until at least May 1, 2006.

(5)	The Investment Manager has waived its fees and reimbursed certain expenses, which waiver and/or reimbursement will be in effect until May 1, 2006.

(6)	Amount represents less than 1.00%.

See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout the period ended June 30:

MODERATE PORTFOLIO	2005(1)

Net Asset Value, Beginning of Period	$10.00

Income From Operations:

Net investment income	0.01

Net realized and unrealized gain	0.29

Total Income From Operations	0.30

Net Asset Value, End of Period	$10.30

Total Return(2)	3.00%

Net Assets, End of Period (000s)	$5,269

Ratios to Average Net Assets(3):

Gross expenses	4.10%

Net expenses(4)(5)	0.35

Net investment income	1.62

Portfolio Turnover Rate(6)	0%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005 (unaudited).

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a contractual expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.35%, which will be in effect until at least May 1, 2006.

(5)	The Investment Manager has waived its fees and reimbursed certain expenses, which waiver and/or reimbursement will be in effect until May 1, 2006.

(6)	Amount represents less than 1.00%.

See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout the period ended June 30:

MODERATE-AGGRESSIVE PORTFOLIO	2005(1)

Net Asset Value, Beginning of Period	$10.00

Income From Operations:

Net investment income	0.01

Net realized and unrealized gain	0.30

Total Income From Operations	0.31

Net Asset Value, End of Period	$10.31

Total Return(2)	3.10%

Net Assets, End of Period (000s)	$8,608

Ratios to Average Net Assets(3):

Gross expenses	1.94%

Net expenses(4)(5)	0.35

Net investment income	1.38

Portfolio Turnover Rate(6)	0%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005 (unaudited).

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a contractual expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.35%, which will be in effect until at least May 1, 2006.

(5)	The Investment Manager has waived its fees and reimbursed certain expenses, which waiver and/or reimbursement will be in effect until May 1, 2006.

(6)	Amount represents less than 1.00%.

See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout the period ended June 30:

AGGRESSIVE PORTFOLIO	2005(1)

Net Asset Value, Beginning of Period	$10.00

Income From Operations:

Net investment income	0.02

Net realized and unrealized gain	0.34

Total Income From Operations	0.36

Net Asset Value, End of Period	$10.36

Total Return(2)	3.60%

Net Assets, End of Period (000s)	$1,975

Ratios to Average Net Assets(3):

Gross expenses	6.31%

Net expenses(4)(5)	0.35

Net investment income	1.33

Portfolio Turnover Rate(6)	0%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005 (unaudited).

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a contractual expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.35%, which will be in effect until at least May 1, 2006.

(5)	The Investment Manager has contractually waived its fees and reimbursed certain expenses, which waiver and/or reimbursement will be in effect until May 1, 2006.

(6)	Amount represents less than 1.00%.

See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

     1.     Organization and Significant Accounting Policies

      The Managed Allocation Series consists of the Conservative Portfolio (“CP”), Moderate-Conservative Portfolio (“MCP”), Moderate Portfolio (“MP”), Moderate-Aggressive Portfolio (“MAP”) and Aggressive Portfolio (“AP”) (“Fund(s)”) are separate non-diversified investment funds of The Travelers Series Trust (“Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

      (b) Investment Transactions and Investment Income. Net investment income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis. Long-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as realized gains. Gains or losses on the sale of Underlying Funds are calculated by using the specific identification method.

      (c) Distributions to Shareholders. Distributions from net investment income and of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

      (d) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

          2.     Investment Advisory Agreement and Other Transactions with Affiliates

      Travelers Asset Management International Company LLC, (“TAMIC”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Funds. Each Fund pays TAMIC an investment advisory fee calculated at the annual rate of 0.15% of the first $100 million of each Fund’s average daily net assets, 0.10% of each Fund’s average daily net assets between $100 million and $500 million and 0.05% of each Fund’s average daily net assets above $500 million. TAMIC has entered into a sub-advisory agreement with Deutsche Investment Management Americas Inc., (“DIMA”). Pursuant to the subadvisory agreement, DIMA is responsible for the day-to-day fund operations and investment decisions for the Funds. TAMIC pays the entire amount of its advisory fees to DIMA.

      The Travelers Insurance Company (“TIC”), another wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administrative fee calculated at an annual rate of 0.06% of each Fund’s respective average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund’s respective average daily net assets.

      During the period ended June 30, 2005, the Funds had contractual expense limitations in place of 0.35% for each Fund. This expense limitation is in effect through May 1, 2006.

During the period ended June 30, 2005, TAMIC waived a portion of its investment advisory fee in the amount of $279, $343, $541, $1,221, and $345 for CP, MCP, MP, MAP, AP, respectively. In addition, TAMIC reimbursed expenses in the amount of $13,485, $13,361, $12,978, $11,663 and $13,358, respectively.

      Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent.

      All Officers and one trustee of the Trust are employees of Citigroup or its subsidiaries and do not receive compensation from the Trust.

 Notes to Financial Statements (unaudited) (continued)

          3.     Investments

      During the period ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

CP	$1,804,531	$734

MCP	2,068,630	1,304

MP	5,239,649	339

MAP	8,532,535	19,885

AP	1,937,106	243

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	Depreciation	Appreciation

CP	$23,033	—	$23,033

MCP	31,246	$(332)	30,914

MP	38,251	(8,567)	29,684

MAP	101,606	(6,470)	95,136

AP	37,993	—	37,993

          4.     Shares of Beneficial Interest

      The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

Period Ended
June 30, 2005†

CP

Shares sold	179,470

Shares repurchased	(667)

Net Increase	178,803

MCP

Shares sold	205,508

Shares repurchased	(82)

Net Increase	205,426

MP

Shares sold	511,650

Shares repurchased	(101)

Net Increase	511,549

MAP

Shares sold	837,476

Shares repurchased	(2,531)

Net Increase	834,945

 Notes to Financial Statements (unaudited) (continued)

Period Ended
June 30, 2005†

AP

Shares sold	190,631

Shares repurchased	(52)

Net Increase	190,579

†	For the period May 2, 2005 (inception date) to June 30, 2005.

          5.     Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”), which includes the Funds (“TL&A Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s sub-administrator, SBFM, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. In addition, Travelers Life & Annuity and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A Fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid to CTB, for the period from June 1, 1999 to August 23, 2004, by the TL&A Funds that did not have expense caps in effect should be reimbursed with interest to the TL&A Funds. The reimbursement occurred on November 1, 2004.

      The remaining $183.7 million to be paid under the SEC order, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

 Notes to Financial Statements (unaudited) (continued)

          6.     Subsequent Events

      On July 1, 2005, MetLife, Inc., a Delaware corporation (“MetLife”), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. (“Citigroup”) including The Travelers Insurance Company (“TIC”), The Travelers Life and Annuity Company, a wholly owned subsidiary of TIC and certain other domestic insurance companies of Citigroup and substantially all Citigroup’s international insurance businesses for $11.8 billion. The sale also included TIC’s affiliated investment adviser, Travelers Asset Management International Company, LLC, which serves as the investment adviser to these Funds.

      TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

      Also effective July 1, 2005, PFPC Inc. replaced Citicorp Trust Bank as transfer agent for the Funds and State Street Bank and Trust Company replaced SBFM as sub-administrator for the Funds.

          7.     Change in Independent Registered Public Accounting Firm

      KPMG LLP was previously the independent registered public accounting firm for the Funds. In connection with the transaction described in Note 6, the decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Trustees, resulting in Deloitte and Touche LLP’s appointment as independent registered public accounting firm.

      There were no disagreements between the Funds and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

 Factors Considered by the Independent Trustees in Approving the Investment Advisory
 and Subadvisory Agreements (unaudited)
      Beginning at the in person meeting on January 19, 2005, a telephonic meeting on March 17, 2005, and at in person meetings on March 29 and 30, 2005, the Independent Trustees of the Travelers Series Trust approved the investment advisory agreements (the “Agreements”) between TAMIC and the Managed Allocation Series: Aggressive Portfolio, Managed Allocation Series: Conservative Portfolio, Managed Allocation Series: Moderate Portfolio, Managed Allocation Series: Moderate-Aggressive Portfolio, Managed Allocation Series: Moderate-Conservative Portfolio (together, the “Portfolios”). In addition, the Independent Trustees approved subadvisory agreements (the “Subadvisory Agreements”) between TAMIC and Deutsche Investment Management Americas Inc. (“DIMA”) for the Portfolios at such meetings.

      The Portfolios became operational on May 2, 2005. In addition, on July 1, 2005, Citigroup Inc. (“Citigroup”) sold The Travelers Insurance Company (“TIC”) and certain of TIC’s affiliates, including TAMIC, to MetLife, Inc. (“MetLife” and the “MetLife Transaction”). The change in control of TAMIC resulted in the termination of the Agreements and Subadvisory Agreements on the closing of the MetLife Transaction. Therefore, it was necessary under the 1940 Act for the Independent Trustees to consider and approve Agreements and Subadvisory Agreements for the Portfolios to be dated May 2, 2005 (the “Initial Agreements” and “Initial Subadvisory Agreements”), as well as substantially identical Agreements and Subadvisory Agreements to be dated on the date of the closing of MetLife Transaction (the “New Agreements” and “New Subadvisory Agreements”).

      In voting to approve the Agreements and the Subadvisory Agreements, the Independent Trustees considered whether the approval of the Agreements and the Subadvisory Agreements would be in the best interests of the Portfolios and their shareholders, an evaluation largely based on the nature and quality of the services to be provided under the Agreements and the Subadvisory Agreements and the overall fairness of the Agreements and the Subadvisory Agreements to the shareholders.

      The Independent Trustees did not identify any one factor, piece of information or written document as all important or controlling, and each Independent Trustee attributed different weight to different factors. Prior to voting, the Independent Trustees reviewed the proposal to approve the Agreements and the Subadvisory Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the approval of the Agreements and the Subadvisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Agreements and the Subadvisory Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Independent Trustees concluded that the Agreements and the Subadvisory Agreements were reasonable and fair and in the best interest of the Portfolios and their shareholders.

      The Independent Trustees met in executive session and considered: (a) the nature, extent and quality of the services to be provided by TAMIC and DIMA under the Agreements and the Subadvisory Agreements;(b) the investment performance of the Portfolios, TAMIC and DIMA; (c) the cost of services to be provided and the profit realized by TAMIC and Deutsche and their affiliates, which information was to be reviewed in depth at the July, 2005 Board meeting; (d) the extent to which TAMIC realizes economies of scale as each Portfolio grows; and (e) whether the fee levels reflect these economies of scale for the benefit of the shareholders.

The Initial Agreements

      As part of the process, legal counsel to the Portfolios requested certain information from TAMIC and in response TAMIC provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Initial Agreements. In making their determination, the Independent Trustees were provided with information about the Portfolios and their proposed investment objectives and policies and the proposed fees and expenses of the Portfolios.

      The Independent Trustees considered TAMIC’s substantial experience in overseeing subadvised portfolios, and TAMIC’s representations about the expected demand for the new Portfolios. Because the Portfolios had not commenced operations, the Independent Trustees could not consider the performance of the Portfolios. They also could not consider information regarding the profit realized by TAMIC from its relationship with the Portfolios in the past, but noted that it was satisfied that TAMIC’s profits were not excessive generally, and that TAMIC would pass its entire fee under the Agreements on to DIMA. In light of the anticipated operation of the Portfolios as “funds of funds”, the Independent Trustees considered the financial benefits that might accrue to TAMIC as a result of investments by the Portfolios in other funds advised by TAMIC. The Independent Trustees were provided with information as to the advisory fees and total expenses of a limited number of other comparable funds, and concluded that, while certain of these other funds had fees and expenses lower than

 Factors Considered by the Independent Trustees in Approving the Investment Advisory
 and Subadvisory Agreements (unaudited) (continued)
those of the Portfolios, others had higher fees and expenses. As to whether economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale, the Board noted that the proposed investment advisory fees for the Portfolios included breakpoints that reduced fees payable at the higher asset levels.

The New Agreements

      With respect to the New Agreements, legal counsel to the Portfolios requested certain information from MetLife and in response MetLife provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Agreements. In making their determination, the Independent Trustees were provided with information about MetLife and its purchase of The Travelers Insurance Company from Citigroup. At the various meetings, MetLife representatives discussed MetLife’s intentions regarding the preservation and strengthening of TAMIC’s business and MetLife’s intentions regarding staffing changes and executive leadership changes at TAMIC. The MetLife representatives also discussed and provided certain written information on MetLife’s business and products, including MetLife’s advisory subsidiaries their experience in overseeing subadvised mutual funds. The Independent Trustees also discussed the plans and anticipated role and responsibilities of certain of employees and officers after the MetLife Transaction.

      With respect to the nature, scope and quality of the services to be provided by TAMIC after the MetLife Transaction, the Board considered the experience of MetLife’s advisory subsidiaries and the mutual funds advised by them and also MetLife’s efforts to build and maintain a strong investment team in TAMIC. The Board also considered the level and depth of knowledge of TAMIC, including the professional experience and qualifications of its personnel as well as current staffing levels. The Independent Trustees also considered.

•	the ability of TAMIC to continue the oversight of both the investment and compliance operations of DIMA after the MetLife transaction,

•	the intention of MetLife to integrate The Travelers Insurance Company and its affiliates, including TAMIC, into MetLife’s current businesses to create a single business operation,

•	MetLife’s compliance with certain conditions set forth in Section 15(f) of the 1940 Act regarding placing unfair burdens on the Portfolios,

•	anticipated changes to back office operations to the Portfolios, including the provision of administrative and transfer agency services, after the MetLife Transaction, and

•	the fact that the Agreements, including the investment advisory fees, would be identical to the current Agreements, except for the inception date.

      The Independent Trustees’ consideration of the New Agreements in terms of Portfolio performance and fees, TAMIC’s profitability, and the realization of economies of scale was substantially the same as its consideration of the Initial Agreements. In addition, as to TAMIC’s profitability, the Board noted that it was not possible to predict how the MetLife Transaction would affect such profits at this time, but that it would reconsider this factor in connection with future reviews. The Independent Trustees considered the level of service expected to be provided by TAMIC after the MetLife Transaction.

The Initial Subadvisory Agreements

      TAMIC recommended and the Independent Trustees approved the retention of DIMA as subadviser for the Portfolios under the Initial Subadvisory Agreements. The Independent Trustees considered DIMA’s significant experience in providing asset allocation advice similar to the advice that it would provide to the Portfolios. Because the Portfolios had not commenced operations, the Independent Trustees did not consider the performance of the Portfolios or the profits realized by DIMA from its relationship with the Portfolios. Also, the Board noted that the investment subadvisory fees were paid by TAMIC out of its investment advisory fees. The Independent Trustees concluded that the information available with respect to the subadvisory fees paid by other comparable funds was not sufficient to be useful in assessing the subadvisory fees for the Portfolios, but that the proposed subadvisory fees for the Portfolios appeared to be reasonable. As to whether economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale, the Board noted that the proposed subadvisory fees for the Portfolios included breakpoints that reduced fees payable at the higher asset levels.

 Factors Considered by the Independent Trustees in Approving the Investment Advisory
 and Subadvisory Agreements (unaudited) (continued)

The New Subadvisory Agreements

      Also, MetLife recommended and the Independent Trustees approved the New Subadvisory Agreements for the Portfolios. As discussed above, the change in control of TAMIC resulted in the termination of TAMIC’s previous subadvisory contracts with its various subadvisers on the closing of the MetLife Transaction. The Board considered that, notwithstanding the termination of the Initial Subadvisory Agreements as a legal matter, the MetLife Transaction was not expected to affect DIMA or its services including the day-to-day portfolio management of the Portfolios. Therefore, the Independent Trustees considered the same factors in approving the New Subadvisory Agreements as it did in approving the Initial Subadvisory Agreements. The Independent Trustees also noted that the subadvisory fees would not change as a result of the MetLife Transaction.

Other Business Relationships

      Finally, the Independent Trustees considered other business relationships that MetLife and TAMIC would enter into with Citigroup. In connection with the closing of the MetLife Transaction, MetLife, Citigroup and certain of their affiliates entered into a Distribution Agreement under which Citigroup-affiliated broker-dealers will continue to offer certain TIC and MetLife insurance contracts until July 1, 2015. In addition, MetLife, Citigroup and certain of their affiliates entered into an Investment Products Agreement under which certain TIC and MetLife insurance products will include certain Citigroup-sponsored mutual funds as investment options until July 1, 2010.

Conclusion

      Based on the deliberations of the Independent Trustees and their evaluation of the information described above, the Independent Trustees unanimously concluded that (a) the terms of the Initial and New Agreements and the Initial and New Subadvisory Agreements are fair and reasonable; (b) the fees are reasonable in light of the services TAMIC and DIMA provided to the Portfolios and their shareholders; (d) TAMIC and DIMA possess the capabilities to perform the duties required of them under the Initial and New Agreements and the Initial and New Subadvisory Agreements; and (e) the Initial and New Agreements and the Initial and New Subadvisory Agreements are approved.

The Travelers Series Trust

TRUSTEES*

Elizabeth M. Forget
  Chairperson
Frances M. Hawk, CFA, CFP
Lewis Mandell
Robert E. McGill, III

OFFICERS*

Elizabeth M. Forget
President and
Chief Executive Officer

Peter H. Duffy
Chief Financial Officer
and Treasurer

Leonard M. Bakal
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Paul G. Cellupica
Secretary

Jack P. Huntington
Assistant Secretary	INVESTMENT ADVISER* Travelers Asset Management International Company LLC ADMINISTRATOR* The Travelers Insurance Company CUSTODIAN* State Street Bank and Trust Company TRANSFER AGENT* PFPC Inc.

*	As of July 1, 2005

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity and life contract owners and is not an offer of shares of The Travelers Series Trust: Managed Allocation Series: Conservative Portfolio, Moderate-Conservative Portfolio, Moderate Portfolio, Moderate-Aggressive Portfolio and Aggressive Portfolio. All the Funds contained in this report may not be available under your variable annuity or life contract.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-842-9406.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9406 and (2) on the SEC’s website at www.sec.gov.

Series Trust (Semi-Annual) (8-05) Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in reports to stockholder under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

Effective July 1, 2005, certain changes were made to the registrant’s internal controls over financial reporting in connection with the acquisition of the registrant’s investment adviser by MetLife, Inc. Such changes will be reported in the registrant’s Form N-Q for the fiscal quarter ending September 30, 2005 to be filed, which covers the effective date of such changes.

ITEM 12.	EXHIBITS.
(a)	(1) Not applicable.
(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002.
(3) Not applicable.

(b)	Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust

By:	/s/ Elizabeth M. Forget Elizabeth M. Forget Chief Executive Officer of The Travelers Series Trust
Date: September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget Elizabeth M. Forget Chief Executive Officer of The Travelers Series Trust
Date: September 7, 2005

By:	/s/ Peter H. Duffy Peter H. Duffy Chief Financial Officer of The Travelers Series Trust
Date: September 7, 2005